NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

1. NATURE OF BUSINESS

Black Cactus Global, Inc. (formerly Envoy Group Corp.) (the “Company”), was incorporated in the State of Florida on April 8, 2013. The address of the head office is Suite 200, 8275 South Eastern Avenue, Las Vegas, Nevada 89123. In December 2017, the Company acquired an exclusive software license for the Black Cactus blockchain development software platform and related intellectual property (the “Software”) and the Agreement includes a contract with the CEO of Black Cactus LLC to become a Director and Officer of the Company.  The Company plans to use the Software platform to create a crypto trading exchange to support crypto and fiat currencies, music publishing, distribution, supply chain, medical research and trials (refer to Note 11). On December 4, 2017, the Company changed its name to “Black Cactus Global, Inc.”.

NOTE 1. NATURE OF BUSINESS

Envoy Group Corp. (the “Company”), was incorporated in the State of Florida on April 8, 2013. The address of the head office is Suite 200, 8275 South Eastern Avenue, Las Vegas, Nevada 89123. Upon incorporation, it was the Company’s intent to develop a service to provide adult day care. On November 23, 2015, the Company announced that it intends to restructure its business plan and enter the consumer products market. The Company is currently in the process of identifying and evaluating feasible business opportunities. Subsequent to April 30, 2017, the Company entered into an agreement as part of a plan to develop a technology business in digital currency mining (see Note 9).

NOTE 1. NATURE OF BUSINESS

Envoy Group Corp. (the “Company”), was incorporated in the State of Florida on April 8, 2013. The address of the head office is Suite 200, 8275 South Eastern Avenue, Las Vegas, Nevada 89123. Upon incorporation, it was the Company’s intent to develop a service to provide adult day care. On November 23, 2015, the Company announced that it intends to restructure its business plan and enter the consumer products market. The Company is currently in the process of identifying and evaluating feasible business opportunities in the consumer products market industry.